Other non-current liabilities (Detail) - Miscellaneous non-current liabilities [member] - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous non-current liabilities [line items]
Written put option Rapid Fit Plus	€ 0	€ 0	€ 788
Contingent consideration	0	0	648
Provisions	122	82	109
Other	574	786	359
Total	€ 696	€ 868	€ 1,904